Other Expense (Details) - 12 months ended Mar. 31, 2026	USD ($) $ / shares shares	CAD ($)
Other Expense [Line Items]
Total net settlement expense	$ 1,500,000
KAOS Group [Member]
Other Expense [Line Items]
Settlement paid amount	$ 1,500,000
Ontario Superior Court [Member]
Other Expense [Line Items]
Obligation to pay (in Dollars)		$ 75,000
Common Shares [Member] | KAOS Group [Member]
Other Expense [Line Items]
Purchase of common shares (in Shares) | shares	50,220
Purchase price per share (in Dollars per share) | $ / shares	$ 5
Purchase value of common shares	$ 251,110